JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)

COMMON STOCKS - 96.7%

Australia - 4.4%
BHP Group Ltd.	1,251		41,714
BHP Group plc	723		19,801
Commonwealth Bank of Australia	699		44,402
Rio Tinto plc	496		37,634

			143,551

Austria - 0.6%
Erste Group Bank AG	595		18,164

Belgium - 0.8%
KBC Group NV*	349		24,363

China - 3.6%
Alibaba Group Holding Ltd.*	794		25,200
Ping An Insurance Group Co. of China Ltd., Class H	2,721		32,047
Prosus NV*	205		23,921
Tencent Holdings Ltd.	404		35,998

			117,166

Denmark - 3.8%
Carlsberg A/S, Class B	233		34,006
Novo Nordisk A/S, Class B	904		62,981
Orsted A/S(a)(b)	136		25,780

			122,767

Finland - 0.9%
Kone OYJ, Class B	386		30,343

France - 14.4%
Accor SA*	735		24,710
AXA SA	1,195		26,470
Capgemini SE	283		40,858
Kering SA	49		32,213
Legrand SA	337		30,960
L’Oreal SA	115		40,463
LVMH Moet Hennessy Louis Vuitton SE	117		70,892
Pernod Ricard SA	167		31,444
Safran SA*	239		30,105
Schneider Electric SE	315		46,164
TOTAL SE	1,256		52,931
Vinci SA	401		37,157

			464,367

Germany - 8.4%
adidas AG*	104		33,094
Allianz SE (Registered)	189		42,676
Delivery Hero SE*(b)	167		25,413
Deutsche Boerse AG	166		26,718
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	112		29,616
RWE AG	525		22,573
SAP SE	340		43,169
Symrise AG	169		20,976
Vonovia SE	405		27,049

			271,284

Hong Kong - 3.6%
AIA Group Ltd.	5,886		70,971
Hong Kong Exchanges & Clearing Ltd.	700		44,759

			115,730

India - 1.1%
HDFC Bank Ltd., ADR*	492		35,466

Japan - 16.8%
Daikin Industries Ltd.	155		32,704
FANUC Corp.	127		33,234
Hoya Corp.	337		43,108
Kao Corp.	575		41,742
Keyence Corp.	93		49,715
Komatsu Ltd.	1,045		28,641
Kubota Corp.	1,549		34,022
Makita Corp.	443		21,145
Nidec Corp.	234		31,140
Recruit Holdings Co. Ltd.	1,005		43,702
Shin-Etsu Chemical Co. Ltd.	236		41,117
SMC Corp.	48		29,048
Sony Corp.	593		56,748
Sysmex Corp.	207		24,091
Tokyo Electron Ltd.	85		32,322

			542,479

Macau - 0.7%
Sands China Ltd.	5,743		22,808

Netherlands - 3.4%
ASML Holding NV	158		84,218
ING Groep NV*	2,801		24,902

			109,120

Singapore - 1.0%
DBS Group Holdings Ltd.	1,705		32,142

South Africa - 0.9%
Anglo American plc	927		30,494

South Korea - 1.4%
Samsung Electronics Co. Ltd., GDR(b)	24		44,966
Samsung Electronics Co. Ltd., GDR(b)	—	(c)	18

			44,984

Spain - 2.9%
Cellnex Telecom SA(b)	327		19,146
Iberdrola SA	3,242		43,896
Industria de Diseno Textil SA	1,049		31,120

			94,162

Sweden - 3.2%
Assa Abloy AB, Class B	1,419		35,104
Atlas Copco AB, Class A	715		38,778
Svenska Handelsbanken AB, Class A*	2,971		29,619

			103,501

Switzerland - 10.1%
LafargeHolcim Ltd. (Registered)*	721		38,967
Lonza Group AG (Registered)	44		28,400
Nestle SA (Registered)	876		98,232

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Novartis AG (Registered)	444	40,189
Roche Holding AG	261	90,049
SGS SA (Registered)	10	28,971

		324,808

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	329	39,995

United Kingdom - 12.6%
Diageo plc	1,421	57,039
GlaxoSmithKline plc	2,372	44,057
Legal & General Group plc	10,169	33,821
Linde plc	135	33,075
London Stock Exchange Group plc	238	28,212
Persimmon plc	849	29,535
Prudential plc	1,824	29,180
Reckitt Benckiser Group plc	378	32,009
RELX plc	1,525	38,071
Smith & Nephew plc	1,205	25,378
Unilever plc	942	54,860

		405,237

United States - 0.9%
Ferguson plc	255	29,657

TOTAL COMMON STOCKS (Cost $2,056,509)		3,122,588

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 4.8%

INVESTMENT COMPANIES - 4.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(d)(e)(Cost $154,202)	154,119	154,212

Investments	Shares (000)	Value ($000)

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.0%(f)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(d)(e)(Cost $87)	87	87

TOTAL SHORT-TERM INVESTMENTS (Cost $154,289)		154,299

Total Investments - 101.5% (Cost $2,210,798)		3,276,887
Liabilities in Excess of Other Assets - (1.5)%		(49,382)

Net Assets - 100.0%		3,227,505

Percentages indicated are based on net assets.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Insurance	8.1%
Pharmaceuticals	7.2
Machinery	6.6
Banks	6.4
Semiconductors & Semiconductor Equipment	4.8
Personal Products	4.2
Textiles, Apparel & Luxury Goods	4.2
Metals & Mining	4.0
Beverages	3.7
Professional Services	3.4
Electrical Equipment	3.3
Capital Markets	3.0
Food Products	3.0
Chemicals	2.9
Health Care Equipment & Supplies	2.8
Household Durables	2.6
Internet & Direct Marketing Retail	2.3
Electric Utilities	2.1
Building Products	2.1
Oil, Gas & Consumable Fuels	1.6
Electronic Equipment, Instruments & Components	1.5
Hotels, Restaurants & Leisure	1.5
Technology Hardware, Storage & Peripherals	1.4
Software	1.3
IT Services	1.2
Construction Materials	1.2
Construction & Engineering	1.1
Interactive Media & Services	1.1
Household Products	1.0
Others (each less than 1.0%)	5.7
Short-Term Investments	4.7

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OYJ	Public Limited Company

(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is approximately $55,000.

(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Amount rounds to less than one thousand.

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(e)	The rate shown is the current yield as of January 31, 2021.

(f)	Amount rounds to less than 0.1% of net assets.

*	Non-income producing security.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2021 (amounts in thousands, except number of contracts):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
TOPIX Index	248	03/2021	JPY	43,032	(1,024)

Abbreviations
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$143,551	$–	$143,551
Austria	–	18,164	–	18,164
Belgium	–	24,363	–	24,363
China	–	117,166	–	117,166
Denmark	–	122,767	–	122,767
Finland	–	30,343	–	30,343
France	–	464,367	–	464,367
Germany	–	271,284	–	271,284
Hong Kong	–	115,730	–	115,730
India	35,466	–	–	35,466
Japan	–	542,479	–	542,479
Macau	–	22,808	–	22,808
Netherlands	–	109,120	–	109,120
Singapore	–	32,142	–	32,142
South Africa	–	30,494	–	30,494
South Korea	18	44,966	–	44,984
Spain	–	94,162	–	94,162
Sweden	–	103,501	–	103,501
Switzerland	–	324,808	–	324,808
Taiwan	39,995	–	–	39,995
United Kingdom	38,071	367,166	–	405,237
United States	–	29,657	–	29,657

Total Common Stocks	113,550	3,009,038	–	3,122,588

Short-Term Investments
Investment Companies	154,212	–	–	154,212
Investment of Cash Collateral from Securities Loaned	87	–	–	87

Total Short-Term Investments	154,299	–	–	154,299

Total Investments in Securities	$267,849	$3,009,038	$–	$3,276,887

Depreciation in Other Financial Instruments
Futures Contracts	$(1,024)	$–	$–	$(1,024)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(a)(b)	$40,182	$283,284	$169,263	$(3)	$12	$154,212	154,119	$12		$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares(a)	17,997	40,000	57,997	—	—	—	—	6		—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	2,359	20,673	22,945	—	—	87	87	—	(c)	—

Total	$60,538	$343,957	$250,205	$(3)	$12	$154,299		$18		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.
(c)	Amount rounds to less than one thousand.